As filed with the Securities and Exchange Commission on January 5, 2018
Registration No.333-148723
Registration No.811-22172

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. (269)	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. (270)	[X]

WORLD FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of Principal Executive Offices)

(804) 267-7400
(Registrant’s Telephone Number)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering:   As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b);
[X]	On January 17, 2018 pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on (date) pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2); or
[ ]	on _____________ (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

|X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: shares of beneficial interest.

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 17, 2018 as the new effective date for Post-Effective Amendment No. 239 to the Registration Statement filed on September 8, 2017 for the CBOE Vest Digital Coins Strategy Fund. This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 239 to the Registration Statement.

OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the “Registrant”) dated April 9, 2007.[42]

(a)(2)	Certificate of Amendment dated January 7, 2008 to the Registrant’s Certificate of Trust dated April 9, 2007.[42]

(a)(3)	Registrant’s Amended Agreement and Declaration of Trust dated April 9, 2007, and amended on June 23, 2008 and November 16, 2016.[41]

(b)	Registrant’s Amended and Restated By-Laws dated November 16, 2016.[41]

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the Registrant and Union Street Partners, LLC with respect to the Union Street Partners Value Fund.[17]

(d)(2)	Investment Sub-Advisory Agreement between Union Street Partners, LLC and McGinn Investment Management, Inc. with respect to the Union Street Partners Value Fund.[17]

(d)(3)	Investment Advisory Agreement between the Registrant and Perkins Capital Management, Inc.[2]

(d)(4)	Investment Advisory Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM All-Cap Value Fund.[42]

(d)(5)	Investment Advisory Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM V2000 SmallCap Value Fund.[42]

(d)(6)	Investment Advisory Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM MicroCap Value Fund.[24]

(d)(7)	Investment Advisory Agreement between the Registrant and B. Riley Asset Management, a division of B. Riley Capital Management, LLC with respect to the B. Riley Diversified Equity Fund.[16]

(d)(8)
Investment Advisory Agreement between the Registrant and Toreador Research & Trading, LLC with respect to the Toreador Core Fund, Toreador International Fund, Toreador Explorer Fund and Toreador Select Fund (collectively, the “Toreador Funds”).[42]

(d)(9)
Investment Advisory Agreement between the Registrant and Mission Institutional Advisors, LLC dba Mission Funds Advisers with respect to the Mission-Auour Risk-Managed Global Equity Fund (formerly known as the Global Strategic Income Fund). (to be filed by amendment)

(d)(10)
Investment Sub-Advisory Agreement between Mission Institutional Advisors, LLC and Auour Investment, LLC with respect to the Mission-Auour Risk-Managed Global Equity Fund (formerly known as the Global Strategic Income Fund). (to be filed by amendment)

(d)(11)	Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS International Real Estate Value-Opportunity Fund.[42]

(d)(12)	Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS Real Estate Income 50/50 Fund.[5]

(d)(13)	Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS Real Estate Value-Opportunity Fund.[18]

(d)(14)	Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the Select Value Real Estate Securities Fund.[43]

(d)(15)	Investment Advisory Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund.[18]

(d)(16)	Investment Advisory Agreement between the Registrant and Strategic Asset Management, Ltd. with respect to the Strategic Global Long/Short Fund.[19]

(d)(17)
Investment Advisory Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest S&P 500® Buffer Protect Strategy Fund, CBOE Vest Defined Distribution Strategy Fund, CBOE Vest S&P 500® Buffer Protect Strategy (January) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (February) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (March) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (April) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (May) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (June) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (July) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (August) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (September) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (October) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (November) Fund and CBOE Vest S&P 500® Buffer Protect Strategy (December) Fund (collectively the “CBOE Vest Funds”).[27]

(d)(18)
Investment Advisory Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest S&P 500® Enhanced Growth Strategy Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (January) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (February) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (March) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (April) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (May) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (June) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (July) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (August) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (September) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (October) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (November) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (December) Fund (collectively the “CBOE Vest Enhanced Growth Funds”).[46]

(d)(19)	Investment Advisory Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund.[39]

(d)(20)	Investment Advisory Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the Cboe Vest S&P 500® Enhance and Buffer Fund.[45]

(d)(21)	Investment Advisory Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest Digital Coins Strategy Fund. (to be filed by amendment)

(d)(22)
Investment Advisory Agreement between the Registrant and Systelligence, LLC with respect to The E-Valuator Very Conservative RMS Fund, The E-Valuator Conservative RMS Fund, The E-Valuator Tactically Managed RMS Fund, The E-Valuator Moderate RMS Fund, The E-Valuator Growth RMS Fund and The E-Valuator Aggressive Growth RMS Fund (‘collectively  “The E-Valuator Funds”).[23]

(d)(23)
Investment Advisory Agreement between the Registrant and Secure Investment Management, LLC, with respect to the SIM U.S. Core Managed Volatility Fund, SIM Global Core Managed Volatility Fund, SIM Global Moderate Managed Volatility Fund, SIM Global Growth Fund and SIM Income Balance Fund (“The SIM Funds”). (to be filed by amendment)

(e)(1)	Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp.[19]

(e)(2)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp with respect to the Union Street Value Fund.[31]

(e)(3)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp with respect to the Clifford Capital Partners Fund.[30]

(e)(4)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp with respect to the Perkins Discovery Fund.[26]

(e)(5)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp with respect to the Strategic Global Long/Short Fund.[19]

(e)(6)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the B. Riley Diversified Equity Fund.[20]

(e)(7)
Amended Schedule A dated November 14, 2017 to the Principal Underwriter Agreement between the Registrant and First Dominion Capital Corp. with respect to the Mission-Auour Risk-Managed Global Equity Fund (formerly known as the Global Strategic Income Fund).[45]

(e)(8)
Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the REMS International Real Estate Value-Opportunity Fund, the REMS Real Estate Income 50/50 Fund and the REMS Real Estate Value-Opportunity Fund (collectively the “REMS Funds”).[22]

(e)(9)	Schedule A to the Principal Underwriter Agreement dated August 15, 2017 between the Registrant and First Dominion Capital Corp. with respect to the Select Value Real Estate Securities Fund.[43]

(e)(10)
Schedule A to the Principal Underwriter Agreement dated April 21, 2016 between the Registrant and First Dominion Capital Corp with respect to the DGHM All-Cap Value Fund, the DGHM V2000 SmallCap Value Fund and the DGHM MicroCap Value Fund (collectively the “DGHM Funds”).[24]

(e)(11)	Schedule A to the Principal Underwriter Agreement dated April 21, 2016 between the Registrant and First Dominion Capital Corp with respect to the CBOE Vest Funds.[27]

(e)(12)	Schedule A to the Principal Underwriter Agreement dated August 24, 2016 between the Registrant and First Dominion Capital Corp with respect to the CBOE Vest Enhanced Growth Funds.[28]

(e)(13)	Amended Principal Underwriter Agreement dated July 14, 2017 between the Registrant and First Dominion Capital Corp with respect to the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund.[39]

(e)(14)	Amended Principal Underwriter Agreement dated July 14, 2017 between the Registrant and First Dominion Capital Corp with respect to the Cboe Vest S&P 500® Enhance and Buffer Fund.[45]

(e)(15)	Amended Principal Underwriter Agreement dated July 14, 2017 between the Registrant and First Dominion Capital Corp with respect to CBOE Vest Digital Coins Strategy Fund. (to be filed by amendment)

(e)(16)	Schedule A to the Principal Underwriter Agreement dated April 21, 2016 between the Registrant and First Dominion Capital Corp with respect to The E-Valuator Funds.[23]

(e)(17)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp with respect to the Toreador Funds.[25]

(e)(18)	Schedule A to the Principal Underwriter Agreement dated September 20, 2017 between the Registrant and First Dominion Capital Corp with respect to The SIM Funds. (to be filed by amendment)

(f)	Not applicable.

(g)(1)	Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A.[42]

(g)(2)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Union Street Partners Value Fund.[2]

(g)(3)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Perkins Discovery Fund.[2]

(g)(4)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the B. Riley Diversified Equity Fund.[2]

(g)(5)	Custodian Agreement dated July 25, 2005 between the Fund’s prior Registrant and Brown Brothers Harriman with respect to Toreador International Fund.[10]

(g)(6)	Novation Agreement dated August 15, 2014 for Custodian Services between the Registrant and Brown Brothers Harriman with respect to Toreador International Fund.[10]

(g)(7)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2014 between the Registrant and UMB Bank, N.A., to include the REMS Real Estate Income 50/50 Fund.[5]

(g)(8)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2014 between the Registrant and UMB Bank, N.A., to include the REMS Real Estate Value-Opportunity Fund.[6]

(g)(9)	Amended Appendix B and revised Appendix C to the Custody Agreement dated June 15, 2008 between the Registrant and UMB Bank, N.A., to include the Select Value Real Estate Securities Fund.[43]

(g)(10)	Amended Appendix B and revised Appendix C to the Custody Agreement dated June 15, 2008 between the Registrant and UMB Bank, N.A., to include the Strategic Global Long/Short Fund.[43]

(g)(11)	Custody Agreement dated April 22, 2015 between the Registrant and Fifth Third Bank on behalf of the Toreador Core Fund and the Toreador Explorer Fund.[14]

(g)(12)	Amended Exhibit A to the Custody Agreement between the Registrant and Fifth Third Bank on behalf of certain portfolio series.[45]

(h)(1)	Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc.[19]

(h)(2)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Union Street Partners Value Fund.[31]

(h)(3)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Perkins Discovery Fund.[26]

(h)(4)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the B. Riley Diversified Equity Fund.[20]

(h)(5)
Fund Services Agreement dated September 20, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Mission-Auour Risk-Managed Global Equity Fund (formerly known as the Global Strategic Income Fund).[45]

(h)(6)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REMS Funds.[22]

(h)(7)	Fund Services Agreement dated August 15, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Select Value Real Estate Securities Fund.[43]

(h)(8)	Fund Services Agreement dated November 10, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Clifford Capital Partners Fund.[18]

(h)(9)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Strategic Global Long/Short Fund.[19]

(h)(10)	Amended Fund Services Agreement dated March 1, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the DGHM Funds.[37]

(h)(11)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the CBOE Vest Funds.[27]

(h)(12)	Exhibit A to the Fund Services Agreement dated August 24, 2016 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the CBOE Vest Enhanced Growth Funds.[28]

(h)(13)	Amended Fund Services Agreement dated July 14, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund.[39]

(h)(14)	Amended Fund Services Agreement dated July 14, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cboe Vest S&P 500® Enhance and Buffer Fund.[45]

(h)(15)	Amended Fund Services Agreement dated July 14, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the CBOE Vest Digital Coins Strategy Fund. (to be filed by amendment)

(h)(16)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of The E-Valuator Funds.[23]

(h)(17)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Toreador Funds.[25]

(h)(18)	Fund Services Agreement dated September 20, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of The SIM Funds. (to be filed by amendment)

(h)(19)	Accounting Services Agreement dated August 23, 2006 between the prior Fund’s Registrant and Brown Brothers Harriman with respect to Toreador International Fund and the Global Strategic Income Fund.[10]

(h)(20)	Novation Agreement dated August 15, 2014 for Accounting Services between the Registrant and Brown Brothers Harriman with respect to Toreador International Fund and the Global Strategic Income Fund.[10]

(h)(21)
Amended and Restated Schedule A dated October 31, 2014 to the Accounting Services Agreement between the Registrant and UMB Fund Services, Inc. with respect to REMS International Real Estate Value-Opportunity Fund.[7]

(h)(22)	Amended and Restated Schedule A dated January 26, 2016 to the Accounting Services Agreement between the Registrant and UMB Fund Services, Inc. with respect to Strategic Global Long/Short Fund.[45]

(h)(23)	Expense Limitation Agreement between the Registrant and Union Street Partners, LLC with respect to the Class A Shares and Class C Shares of the Union Street Partners Value Fund.[42]

(h)(24)	Expense Limitation Agreement between the Registrant and Perkins Capital Management, Inc. with respect to shares of the Perkins Discovery Fund.[40]

(h)(25)	Expense Limitation Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM Funds.[37]

(h)(26)	Expense Limitation Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM MicroCap Value Funds.[24]

(h)(27)
Expense Limitation Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS Real Estate Income 50/50 Fund, and REMS Real Estate Value-Opportunity Fund.[36]

(h)(28)	Expense Limitation Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS International Real Estate Value-Opportunity Fund.[45]

(h)(29)	Expense Limitation Agreement between the Registrant and B. Riley Asset Management, a division of B. Riley Capital Management, LLC with respect to the B. Riley Diversified Equity Fund.[52]

(h)(30)	Amended Expense Limitation Agreement between the Registrant and Toreador Research & Trading, LLC with respect to the Toreador Funds.[42]

(h)(31)
Expense Limitation Agreement between the Registrant and Mission Institutional Advisors, LLC with respect to the Mission-Auour Risk-Managed Global Equity Fund (formerly known as the Global Strategic Income Fund. (to be filed by amendment)

(h)(32)	Expense Limitation Agreement between the Registrant and Strategic Asset Management, Ltd. with respect to the Strategic Global Long/Short Fund.[19]

(h)(33)	Expense Limitation Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest Funds.[27]

(h)(34)	Expense Limitation Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest Enhanced Growth Funds.[28]

(h)(35)	Expense Limitation Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund.[39]

(h)(36)	Expense Limitation Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the Cboe Vest S&P 500® Enhance and Buffer Fund.[45]

(h)(37)	Expense Limitation Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest Digital Coins Strategy Fund. (to be filed by amendment)

(h)(38)	Expense Limitation Agreement between the Registrant and Systelligence, LLC, with respect to The E-Valuator Funds.[29]

(h)(39)	Expense Limitation Agreement between the Registrant and Secure Investment Management, LLC, with respect to The SIM Funds. (to be filed by amendment)

(h)(40)	Shareholder Services Plan, dated August 2, 2013 as amended April 21, 2016, with respect to Investor Class Shares of the DGHM Funds.[24]

(h)(41)	Shareholder Services Plan, dated April 21, 2016, with respect to the CBOE Vest Funds Class A Shares and Class C Shares.[27]

(h)(42)	Shareholder Services Plan, dated August 24, 2016, with respect to the CBOE Vest Enhanced Growth Funds Class A Shares and Class C Shares.[28]

(h)(43)
Amended Shareholder Services Plan, dated July 14, 2017, with respect to the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund Class A Shares, Class C Shares, Institutional and Investor Class Shares.[39]

(h)(44)
Amended Shareholder Services Plan, dated July 14, 2017, with respect to the Cboe Vest S&P 500® Enhance and Buffer Fund Class A Shares, Class C Shares, Institutional Class Shares, and Investor Class Shares.[45]

(h)(45)
Amended Shareholder Services Plan with respect to the CBOE Vest Digital Coins Strategy Fund Class A Shares, Class C Shares, Institutional Class Shares and Investor Class Shares. (to be filed by amendment)

(h)(46)	Amended Shareholder Services Plan with respect to the REMS Real Estate Income 50/50 Fund, REMS Real Estate Value-Opportunity Fund and the REMS International Real Estate Value-Opportunity Fund.[38]

(h)(47)	Shareholder Services Plan, dated April 21, 2016, with respect to The E-Valuator Funds Investor Class Shares and Institutional Class Shares.[23]

(h)(48)	Shareholder Services Plan, dated September 20, 2017, with respect to the Mission-Auour Risk-Managed Global Equity Fund Class A Shares, Institutional Shares and Investor Shares.[45]

(i)(1)	Opinion and Consent of Legal Counsel for Union Street Partners Value Fund.[42]

(i)(2)	Consent of Legal Counsel for Union Street Partners Value Fund.[31]

(i)(3)	Opinion and Consent of Legal Counsel for Perkins Discovery Fund.[42]

(i)(4)	Consent of Legal Counsel for Perkins Discovery Fund.[40]

(i)(5)	Opinion and Consent of Legal Counsel for DGHM All-Cap Value Fund and DGHM V2000 Small Cap Value Fund.[42]

(i)(6)	Consent of Legal Counsel for DGHM Funds.[37]

(i)(7)	Opinion and Consent of Legal Counsel for DGHM MicroCap Value Fund.[24]

(i)(8)	Consent of Legal Counsel for B. Riley Diversified Equity Fund.[34]

(i)(9)	Consent of Legal Counsel for Toreador Funds.[41]

(i)(10)	Opinion of Legal Counsel for Toreador International Fund.[12]

(i)(11)	Opinion and Consent of Legal Counsel for Toreador Core Fund.[12]

(i)(12)	Opinion of Legal Counsel for Toreador Core Fund.[12]

(i)(13)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Toreador Core Fund from the Unified Series Trust into World Funds Trust.[13]

(i)(14)	Opinion and Consent of Legal Counsel for Toreador Explorer Fund.[11]

(i)(15)	Opinion and Consent of Legal Counsel for Toreador Select Fund.[25]

(i)(16)	Consent of Legal Counsel for the Mission-Auour Risk-Managed Global Equity Fund formerly known as the Global Strategic Income Fund).[45]

(i)(17)	Opinion of Legal Counsel for the European Equity Fund (now the Global Strategic Income Fund).[9]

(i)(18)	Opinion and Consent of Legal Counsel for REMS International Real Estate Value-Opportunity Fund.[42]

(i)(19)	Consent of Legal Counsel for REMS International Real Estate Value-Opportunity Fund.[15]

(i)(20)	Opinion and Consent of Legal Counsel for REMS Real Estate Income 50/50 Fund.[5]

(i)(21)	Opinion of Legal Counsel for REMS Real Estate Income 50/50 Fund.[9]

(i)(22)	Opinion and Consent of Legal Counsel for REMS Real Estate Value-Opportunity Fund.[6]

(i)(23)	Opinion of Legal Counsel for REMS Real Estate Value-Opportunity Fund.[9]

(i)(24)	Consent of Legal Counsel for REMS International Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund and REMS Real Estate Value-Opportunity Fund.[38]

(i)(25)	Opinion and Consent for Select Value Real Estate Securities Fund.[43]

(i)(26)	Opinion and Consent of Legal Counsel for Clifford Capital Partners Fund.[18]

(i)(27)	Consent of Legal Counsel for Clifford Capital Partners Fund.[30]

(i)(28)	Opinion and Consent of Legal Counsel for Strategic Global Long/Short Fund.[19]

(i)(29)	Consent of Legal Counsel for Strategic Global Long/Short Fund.[32]

(i)(30)	Opinion and Consent of Legal Counsel for CBOE Vest Funds.[27]

(i)(31)	Opinion and Consent of Legal Counsel for CBOE Vest Enhanced Growth Funds.[28]

(i)(32)	Consent of Legal Counsel for CBOE Vest Funds and CBOE Vest Enhanced Growth Funds.[33]

(i)(33)	Opinion and Consent of Legal Counsel for CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund.[39]

(i)(34)	Opinion and Consent of Legal Counsel for Cboe Vest S&P 500® Enhance and Buffer Fund.[44]

(i)(35)
Opinion and Consent of Legal Counsel for CBOE Vest S&P 500® Buffer Protect Strategy Fund, CBOE Vest Defined Distribution Strategy Fund, CBOE Vest S&P 500® Enhanced Growth Strategy Fund, and CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund with respect to the Class Y Shares. (to be filed by amendment)

(i)(36)	Opinion and Consent of Legal Counsel for CBOE Vest Digital Coins Strategy Fund. (to be filed by amendment)

(i)(37)	Opinion and Consent of Legal Counsel for The E-Valuator Funds.[23]

(i)(38)	Consent of Legal Counsel for The E-Valuator Funds.[29]

(i)(39)	Opinion and Consent of Legal Counsel for The SIM Funds. (to be filed by amendment)

(j)(1)	Consent of independent public accountants for Union Street Partners Value Fund.[31]

(j)(2)	Consent of independent public accountants for Perkins Discovery Fund.[40]

(j)(3)	Consent of independent public accountants for DGHM Funds.[37]

(j)(4)	Consent of Independent Certified Public Accountants, Grant Thornton LLP for the DGHM MicroCap, G.P.[24]

(j)(5)	Consent of Independent Certified Public Accountants, Grant Thornton LLP for the DGHM MicroCap, G.P.[37]

(j)(6)	Consent of independent public accountants for REMS International Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund, and REMS Real Estate Value-Opportunity Fund.[38]

(j)(7)	Consent of Independent Registered Public Accounting firm for B. Riley Diversified Equity Fund.[34]

(j)(8)	Consent of Independent Registered Public Accounting firm for the Toreador Funds.[41]

(j)(9)	Consent of Independent Registered Public Accounting firm for the Mission-Auour Risk-Managed Global Equity Fund (formerly known as the Global Strategic Income Fund).[45]

(j)(10)	Consent of Independent Registered Public Accounting firm for Clifford Capital Partners Fund.[30]

(j)(11)	Consent of Independent Registered Public Accounting firm for CBOE Vest S&P 500® Buffer Protect Strategy Fund and CBOE Vest Defined Distribution Strategy Fund.[33]

(j)(12)	Consent of auditor for The E-Valuator CIF Financial Statements.[29]

(j)(13)	Consent of Independent Registered Public Accounting firm for The E-Valuator Funds.[29]

(j)(14)	Consent of Independent Registered Public Accounting firm for Strategic Global Long/Short Fund.[32]

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Amended Schedule A to the Distribution Plan Pursuant to Rule 12b-1 for Union Street Partners Value Fund.[7]

(m)(2)	Fixed Compensation Plan pursuant to Rule 12b-1 for Perkins Discovery Fund.[2]

(m)(3)	Distribution Plan Pursuant to Rule 12b-1 for the Investor Class Shares and Class C Shares of the DGHM Funds.[24]

(m)(4)	Distribution Plan Pursuant to Rule 12b-1, dated November 26, 2013, for the Investor Class Shares of the B. Riley Diversified Equity Fund.[3]

(m)(5)	Distribution Plan Pursuant to Rule 12b-1, dated December 21, 2016, for the Investor Class Shares and Class C Shares of the Toreador Funds.[41]

(m)(6)
Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Class A Shares and Class C Shares of the Mission-Auour Risk-Managed Global Equity Fund (formerly known as the Global Strategic Income Fund).[45]

(m)(7)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Platform Class Shares of the REMS Real Estate Income 50/50 Fund.[5]

(m)(8)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Platform Class Shares of the REMS Real Estate Value-Opportunity Fund.[6]

(m)(9)	Distribution Plan Pursuant to Rule 12b-1, dated May 16, 2017, for the Platform Class Shares of the REMS International Real Estate Value-Opportunity Fund.[38]

(m)(10)	Distribution Plan Pursuant to Rule 12b-1, dated May 16, 2014, for the Class A Shares, of the B. Riley Diversified Equity Fund.[3]

(m)(11)	Distribution Plan Pursuant to Rule 12b-1, dated November 10, 2015, for the Clifford Capital Partners Fund.[18]

(m)(12)	Amended Distribution and Shareholder Services Plan Pursuant to Rule 12b-1, dated February 18, 2016, for the Strategic Global Long/Short Fund.[19]

(m)(13)	Distribution Plan Pursuant to Rule 12b-1, dated July 6, 2016, for the CBOE Vest Funds.[27]

(m)(14)	Distribution Plan Pursuant to Rule 12b-1, dated August 24, 2016, for the CBOE Vest Enhanced Growth Funds.[28]

(m)(15)	Amended Distribution Plan Pursuant to Rule 12b-1, dated July 14, 2017 for the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund.[39]

(m)(16)	Amended Distribution Plan Pursuant to Rule 12b-1, dated July 14, 2017 for the Cboe Vest S&P 500® Enhance and Buffer Fund.[45]

(m)(17)	Amended Distribution Plan Pursuant to Rule 12b-1, dated July 14, 2017 for the CBOE Vest Digital Coins Strategy Funds. (to be filed by amendment)

(m)(18)	Distribution Plan Pursuant to Rule 12b-1, dated April 21, 2016, for The E-Valuator Funds.[23]

(n)(1)	Rule 18f-3 Multiple Class Plan for the Union Street Partners Value Fund.[17]

(n)(2)	Rule 18f-3 Multiple Class Plan for the DGHM Funds.[37]

(n)(3)	Rule 18f-3 Multiple Class Plan for the B. Riley Diversified Equity Fund.[34]

(n)(4)	Rule 18f-3 Multiple Class Plan for the Toreador Funds.[41]

(n)(5)	Rule 18f-3 Multiple Class Plan for the Mission-Auour Risk-Managed Global Equity Fund (formerly known as the Global Strategic Income Fund).[45]

(n)(6)	Amended Rule 18f-3 Multiple Class Plan for the REMS Real Estate Income 50/50 Fund, REMS International Real Estate Value-Opportunity Fund and the REMS Real Estate Value-Opportunity Fund.[38]

(n)(7)	Rule 18f-3 Multiple Class Plan for the Clifford Capital Partners Fund.[18]

(n)(8)	Rule 18f-3 Multiple Class Plan for the Strategic Global Long/Short Fund.[19]

(n)(9)	Rule 18f-3 Multiple Class Plan for the CBOE Vest Funds.[27]

(n)(10)	Rule 18f-3 Multiple Class Plan for the CBOE Vest Enhanced Growth Funds.[28]

(n)(11)	Amended Rule 18f-3 Multiple Class Plan for the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund.[39]

(n)(12)	Amended Rule 18f-3 Multiple Class Plan for the Cboe Vest S&P 500® Enhance and Buffer Fund.[45]

(n)(13)	Amended Rule 18f-3 Multiple Class Plan for the CBOE Vest Digital Coins Strategy Fund. (to be filed by amendment)

(n)(14)	Rule 18f-3 Multiple Class Plan for The E-Valuator Funds.[23]

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant.[41]

(p)(2)	Code of Ethics for Union Street Partners, LLC.[42]

(p)(3)	Code of Ethics for McGinn Investment Management, Inc.[5]

(p)(4)	Code of Ethics for Perkins Capital Management, Inc.[42]

(p)(5)	Code of Ethics for Real Estate Management Services Group, LLC.[38]

(p)(6)	Code of Ethics for B. Riley Asset Management, a division of B. Riley Capital Management, LLC.[42]

(p)(7)	Code of Ethics for Toreador Research & Trading, LLC.[8]

(p)(8)	Code of Ethics for Mission Institutional Advisors, LLC dba Mission Funds Advisors.[45]

(p)(9)	Code of Ethics for Auour Investments, LLC.[45]

(p)(10)	Code of Ethics for Dalton, Greiner, Hartman, Maher & Co., LLC.[42]

(p)(11)	Code of Ethics for Strategic Asset Management, Ltd.[7]

(p)(12)	Code of Ethics for Clifford Capital Partners, LLC.[18]

(p)(13)	Code of Ethics for CBOE Vest Financial LLC.[44]

(p)(14)	Code of Ethics for Systelligence, LLC.[23]

(p)(15)	Code of Ethics for Secure Investment Management, LLC (to be filed by amendment)

(q)	Powers of Attorney.[42]

1.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 30, 2014. (File Nos. 333-148723 and 811-22172).
2.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 29, 2014. (File Nos. 333-148723 and 811-22172).
3.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 1, 2014. (File Nos. 333-148723 and 811-22172).

4.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 15, 2014. (File Nos. 333-148723 and 811-22172).
5.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 15, 2014. (File Nos. 333-148723 and 811-22172).
6.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 15, 2014. (File Nos. 333-148723 and 811-22172).
7.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014. (File Nos. 333-148723 and 811-22172).
8.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 29, 2014. (File Nos. 333-148723 and 811-22172).
9.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 28, 2015. (File Nos. 333-148723 and 811-22172).
10.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on March 31, 2015. (File Nos. 333-148723 and 811-22172).
11.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 29, 2015. (File Nos. 333-148723 and 811-22172).
12.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on May 8, 2015. (File Nos. 333-148723 and 811-22172).
13.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 6, 2015. (File Nos. 333-148723 and 811-22172).
14.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 28, 2015. (File Nos. 333-148723 and 811-22172).
15.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on September 16, 2015. (File Nos. 333-148723 and 811-22172).
16.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on November 6, 2015. (File Nos. 333-148723 and 811-22172).
17.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on November 20, 2015. (File Nos. 333-148723 and 811-22172).
18.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 8, 2016. (File Nos. 333-148723 and 811-22172).
19.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 23, 2016. (File Nos. 333-148723 and 811-22172).
20.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 29, 2016. (File Nos. 333-148723 and 811-22172).
21.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 29, 2016. (File Nos. 333-148723 and 811-22172).
22.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 29, 2016. (File Nos. 333-148723 and 811-22172).
23.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on May 26, 2016. (File Nos. 333-148723 and 811-22172).
24.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on May 31, 2016. (File Nos. 333-148723 and 811-22172).
25.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 30, 2016. (File Nos. 333-148723 and 811-22172).
26.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 29, 2016. (File Nos. 333-148723 and 811-22172).
27.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 23, 2016. (File Nos. 333-148723 and 811-22172).
28.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 12, 2016. (File Nos. 333-148723 and 811-22172).
29.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 23, 2016. (File Nos. 333-148723 and 811-22172).
30.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 30, 2017. (File Nos. 333-148723 and 811-22172).
31.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 30, 2017. (File Nos. 333-148723 and 811-22172).

32.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 30, 2017. (File Nos. 333-148723 and 811-22172).
33.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2017. (File Nos. 333-148723 and 811-22172).
34.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 28, 2017. (File Nos. 333-148723 and 811-22172).
35.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 28, 2017. (File Nos. 333-148723 and 811-22172).
36.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 28, 2017. (File Nos. 333-148723 and 811-22172).
37.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 28, 2017. (File Nos. 333-148723 and 811-22172).
38.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 29, 2017. (File Nos. 333-148723 and 811-22172).
39.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 24, 2017. (File Nos. 333-148723 and 811-22172).
40.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 31, 2017. (File Nos. 333-148723 and 811-22172).
41.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 28, 2017. (File Nos. 333-148723 and 811-22172).
42.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on October 4, 2017. (File Nos. 333-148723 and 811-22172).
43.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on October 24, 2017. (File Nos. 333-148723 and 811-22172).
44.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on November 7, 2017. (File Nos. 333-148723 and 811-22172).
45.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 28, 2017. (File Nos. 333-148723 and 811-22172).

Item 29. Persons Controlled By or Under Common Control With Registrant

None.

Item 30. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31. Business and other Connections of the Investment Adviser

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser’s or sub-adviser’s Form ADV listed opposite such investment adviser’s or sub-adviser’s name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser / Sub-Adviser	Form ADV File No.
Union Street Partners, LLC	801-72120
McGinn Investment Management, Inc.	801-40578
Dalton, Greiner, Hartman, Maher & Co., LLC	801-62895
Perkins Capital Management, Inc.	801-22888
B. Riley Asset Management, a division of B. Riley Capital Management, LLC	801-78852
Real Estate Management Services Group, LLC	801-61061
Mission Institutional Advisors, LLC dba Mission Funds Advisors	801-111759
Auour Investments, LLC	801-80544
Toreador Research & Trading, LLC	801-66461
Strategic Asset Management, Ltd.	801-70903
Clifford Capital Partners, LLC	801-78911
CBOE Vest Financial LLC	801-77463
Systelligence, LLC	801-107695
Secure Investment Management, LLC	801-80752

Item 32. Principal Underwriters

a)	First Dominion Capital Corp. also acts as underwriter to The World Funds, Inc.

b)
First Dominion Capital Corp. The information required by this Item 32(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the Funds).

b)	First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as distributor to the Funds).

c)	Union Street Partners LLC, 1421 Prince Street, Suite 400 Alexandria, VA 22314. (records relating to its function as investment adviser to the Union Street Partners Value Fund).

d)	McGinn Investment Management, Inc., 201 North Union Street, Suite 101, Alexandria, Virginia 22314 (records relating to its function as sub-adviser to the Union Street Partners Value Fund).

e)	Perkins Capital Management, Inc., 730 East Lake Street, Wayzata, MN 55391-1769 (records relating to its function as investment adviser to the Perkins Discovery Fund).

f)	Dalton, Greiner, Hartman, Maher & Co., LLC, 565 Fifth Avenue, Suite 2101, New York, NY 10017 (records relating to its function as the investment adviser to the DGHM Funds).

g)
Real Estate Management Services Group, LLC, 1100 Fifth Avenue, South, Suite 301, Naples, FL 34102-6407 (records relating to its function as the investment adviser to the REMS International Real Estate Value-Opportunity Fund; REMS Real Estate Income 50/50 Fund and REMS Real Estate Value-Opportunity Fund).

h)
B. Riley Asset Management, a division of B. Riley Capital Management, LLC, 11100 Santa Monica Blvd., Suite 800, Los Angeles, California 90025 (records relating to its function as the investment adviser to the B. Riley Diversified Equity Fund).

i)	Toreador Research & Trading, LLC, 7493 N. Ingram Avenue, Suite 104, Fresno, California 93711 (records relating to its function as the investment adviser to the Toreador Funds).

j)
Mission Institutional Advisors, LLC dba Mission Funds Advisors, 2651 North Harwood Street, Suite 525, Dallas, Texas 75201 (records relating to its function as the investment adviser to the Mission-Auour Risk-Managed Global Equity Fund).

k)	Auour Investments, LLC, 162 Main Street, Suite 2, Wenham, Massachusetts 01984 (records relating to its function as sub-adviser to the Mission-Auour Risk-Managed Global Equity Fund).

l)
Strategic Asset Management, Ltd., Calle Ayacucho No. 277, La Paz, Bolivia (records relating to its function as the investment adviser to the Strategic Latin America Fund and Strategic Global Long/Short Fund).

m)	Clifford Capital Partners, LLC, 40 Shuman Boulevard, Suite 256, Napierville, Illinois, 60563 (records relating to its function as the investment adviser to the Clifford Capital Partners Fund).

n)	CBOE Vest Financial LLC, 1765 Greensboro Station Place, 9th Floor, McLean, Virginia 22102 (records relating to its function as the investment adviser to the CBOE Vest Funds).

o)	Systelligence, LLC, 7760 France Avenue South, Suite 810, Bloomington, Minnesota 55435 (records relating to its function as the investment adviser to The E-Valuator Funds).

p)	Secure Investment Management, LLC, 3067 W Ina Road, Suite 125, Tucson, Arizona 85741 (records relating to its function as the investment adviser to The SIM Funds).

Item 34. Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 269 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 5th day of January, 2018.

WORLD FUNDS TRUST

By: /s/ David A. Bogaert
      David A. Bogaert
      President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 269 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*David J. Urban	Trustee	January 5, 2018

*Mary Lou H. Ivey	Trustee	January 5, 2018

*Theo H. Pitt	Trustee	January 5, 2018

/s/ David A. Bogaert	President and Principal Executive Officer	January 5, 2018

/s/ Karen M. Shupe	Treasurer and Principal Financial Officer	January 5, 2018

*By: Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney